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         Supplement Dated May 15, 1998 to Prospectus Dated May 1, 1998

                            JPF SEPARATE ACCOUNT C

                                      OF

                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY

Effective May 14, 1998, Jefferson Pilot Financial Insurance Company is rated AAA by Standard & Poor's.

The information contained in the third paragraph under the heading "JEFFERSON PILOT FINANCIAL INSURANCE COMPANY" on page 9 of the Heritage prospectus is hereby amended to reflect that rating upgrade.